UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     CROESUS CAPITAL MANAGEMENT COR
Address:  12 E. 49TH ST.
          NEW YORK, N.Y. 10017

13 File Number: 28-4772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      RICHARD F. PITONZO
Title:
Phone:
Signature, Place and Date of Signing:

    RICHARD F. PITONZO  May 14, 1999


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    11023

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D COMPANIA ANONIMA NACIONAL TELE ADRS STOCKS      204421101     1091    60000 SH       SOLE                  60000        0        0
D EMBRATEL PARTICIPACOES         ADRS STOCKS      29081N100     1001    60000 SH       SOLE                  60000        0        0
D EXXON CORP COM                 COMMON STOCK     302290101      705    10000 SH       SOLE                  10000        0        0
D HALLIBURTON CO COM USD2.5      COMMON STOCK     406216101      904    23500 SH       SOLE                  23500        0        0
D PACIFIC GATEWAY EXCHANGE INC   COMMON STOCK     694327107      829    25000 SH       SOLE                  25000        0        0
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK     806857108      902    15000 SH       SOLE                  15000        0        0
D TELEBRAS HOLDERS ADR REPR 1 'T ADRS STOCKS      879287308      967    12000 SH       SOLE                  12000        0        0
D TELENORTE LESTE PARTICIP       ADRS STOCKS      879246106     1998   130000 SH       SOLE                 130000        0        0
D TELESP PARTICIPACOES SA        ADRS STOCKS      87952K100      928    45000 SH       SOLE                  45000        0        0
D TEXACO INC USD3.125 COM        COMMON STOCK     881694103     1078    19000 SH       SOLE                  19000        0        0
D TOSCO CORP COM                 COMMON STOCK     891490302      620    25000 SH       SOLE                  25000        0        0
S REPORT SUMMARY                 11 DATA RECORDS               11023        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED